Vanguard Global Wellesley Income Fund

Schedule of Investments (unaudited)
As of May 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.4%)
United States (6.4%)
1,2	Fannie Mae Pool	3.000%	12/1/47	1,537	1,543
1,2	Fannie Mae Pool	4.000%	11/1/48	1,244	1,286
1,2,3	Fannie Mae Pool	3.500%	6/1/49	3,080	3,140
1,2	Fannie Mae REMICS	2.000%	9/25/40	192	189
1,2	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	2,374	2,473
1,2	Fannie Mae REMICS	2.500%	5/25/45	631	626
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,732	2,748
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,036	5,139
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	1,246	1,287
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,683	1,762
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	615	627
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,562	1,510
1	Government National Mortgage Assn.	2.750%	9/20/44	322	325
1,3	UMBS TBA	3.000%	6/1/34	73	74
	United States Treasury Inflation Indexed
	Bonds	0.750%	7/15/28	1,450	1,519
4	United States Treasury Note/Bond	1.500%	10/31/19	665	663
	United States Treasury Note/Bond	2.125%	3/31/24	350	353
	United States Treasury Note/Bond	2.625%	2/15/29	65	68
	United States Treasury Note/Bond	2.375%	5/15/29	245	250
	United States Treasury Note/Bond	3.125%	5/15/48	180	200
	United States Treasury Note/Bond	3.000%	8/15/48	465	505
	United States Treasury Note/Bond	3.000%	2/15/49	270	294
	United States Treasury Note/Bond	2.875%	5/15/49	670	712
	United States Treasury Strip Principal	0.000%	5/15/47	585	282
	United States Treasury Strip Principal	0.000%	8/15/47	1,450	692
Total U.S. Government and Agency Obligations (Cost $27,938)					28,267
Asset-Backed/Commercial Mortgage-Backed Securities (4.8%)
Bermuda (0.1%)
1,5	START Ireland	4.089%	3/15/44	247	251

Canada (0.5%)
5,6	Ford Auto Securitization Trust	2.354%	6/15/23	1,820	1,342
1,5,7	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.932%	7/21/24	835	832
					2,174
Cayman Islands (1.6%)
1,5,7	Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	3.861%	7/16/29	900	899
1,5,7	KKR CLO 16 Ltd., 3M USD LIBOR +
	1.250%	4.082%	1/20/29	435	435
1,5,7	KKR CLO 17 Ltd., 3M USD LIBOR +
	1.340%	3.937%	4/15/29	875	875
1,5,7	Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	3.782%	10/21/30	875	873
1,5,7	Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	3.347%	4/15/29	1,570	1,551

1,5,7	Magnetite VII Ltd., 3M USD LIBOR +
	0.800%	3.397%	1/15/28	1,510	1,504
1,5,7	Race Point IX CLO Ltd., 3M USD LIBOR +
	1.210%	3.807%	10/15/30	870	869
					7,006
Spain (0.2%)
8	Bankia SA	4.125%	3/24/36	550	898

United States (2.4%)
1,5	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	629	633
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	202	202
1,5,7	Bristol Park CLO Ltd., 3M USD LIBOR +
	1.420%	4.017%	4/15/29	815	816
1,5	Castlelake Aircraft Securitization Trust
	2019-1	3.967%	4/15/39	253	253
1,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	418	416
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	791	799
1,5	Chrysler Capital Auto Receivables Trust
	2016-A	3.250%	6/15/22	295	295
1,5	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	158	158
1,5	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	201	203
1,5	DB Master Finance LLC	3.787%	5/20/49	130	133
1,5	DB Master Finance LLC	4.021%	5/20/49	115	118
1,5	Deephaven Residential Mortgage Trust
	2018-1	2.976%	12/25/57	257	256
1,5	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	677	678
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	151	150
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	140	140
1,5	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	670	672
1,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.600%	6/15/21	255	255
1,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	183	184
1,5,7	KKR CLO 16 Ltd., 3M USD LIBOR +
	1.490%	4.082%	1/20/29	435	435
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	65	65
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	205	204
1,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	476	474
1	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	16	16
1,5	SoFi Consumer Loan Program 2018-2
	Trust	2.930%	4/26/27	175	175
1,5	SoFi Consumer Loan Program 2019-3
	Trust	2.900%	5/25/28	1,395	1,400
1,5	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	294	295
1,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	326	332
1,5	Verus Securitization Trust 2019-2	3.211%	4/25/59	355	355
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	599	600
					10,712
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $21,014)					21,041
Corporate Bonds (40.6%)
Australia (0.5%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,157
5	WEA Finance LLC	4.625%	9/20/48	225	243

5	WEA Finance LLC	4.125%	9/20/28	610	643
					2,043
Belgium (0.1%)
9	Anheuser-Busch InBev SA	1.750%	3/7/25	325	405

Canada (1.3%)
6	Bell Canada Inc.	3.350%	3/22/23	950	725
	Canadian Imperial Bank of Commerce	3.335%	6/16/22	700	705
	Emera US Finance LP	2.700%	6/15/21	475	474
	Fortis Inc.	3.055%	10/4/26	625	609
	Nutrien Ltd.	4.125%	3/15/35	750	717
6	Royal Bank of Canada	2.949%	5/1/23	1,825	1,391
6	Toronto-Dominion Bank	1.680%	6/8/21	900	664
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	517
					5,802
China (0.4%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	682
5	Tencent Holdings Ltd.	3.975%	4/11/29	405	408
5	Tencent Holdings Ltd.	3.595%	1/19/28	690	680
					1,770
France (2.8%)
1,8	AXA SA	5.125%	7/4/43	750	966
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,100	1,288
8	BNP Paribas SA	1.500%	11/17/25	1,575	1,820
8	BPCE SA	2.875%	4/22/26	600	738
5	BPCE SA	3.250%	1/11/28	500	496
5	BPCE SA	5.700%	10/22/23	400	432
8	BPCE SA	1.125%	1/18/23	900	1,027
8	Credit Agricole SA	1.000%	9/16/24	1,300	1,505
8	Orange SA	1.000%	5/12/25	1,200	1,386
8	RCI Banque SA	1.375%	3/8/24	575	652
8	RCI Banque SA	0.750%	9/26/22	625	701
8	Societe Generale SA	1.000%	4/1/22	600	681
8	Veolia Environnement SA	1.590%	1/10/28	400	477
					12,169
Germany (3.0%)
5	Bayer US Finance II LLC	4.250%	12/15/25	1,410	1,447
8	Daimler AG	0.875%	1/12/21	3,100	3,508
9	E.ON International Finance BV	5.875%	10/30/37	200	353
8	E.ON SE	0.375%	8/23/21	1,775	1,998
9	innogy Finance BV	4.750%	1/31/34	500	764
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	807
8	Volkswagen International Finance NV	2.000%	1/14/20	1,600	1,809
8	Volkswagen Leasing GmbH	1.375%	1/20/25	800	901
8	Volkswagen Leasing GmbH	2.625%	1/15/24	525	629
8	Vonovia Finance BV	1.750%	1/25/27	1,000	1,169
					13,385
Hong Kong (0.2%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	973

Italy (0.2%)
5	Enel Finance International NV	4.875%	6/14/29	1,000	1,032

Japan (0.3%)
10	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,455

Mexico (0.6%)
	America Movil SAB de CV	3.625%	4/22/29	250	258
8	America Movil SAB de CV	4.125%	10/25/19	700	794
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	650	676
5	Infraestructura Energetica Nova SAB de
	CV	4.875%	1/14/48	1,090	932
					2,660
Netherlands (0.5%)
8	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,267
9	Cooperatieve Rabobank UA	4.625%	5/23/29	200	287
	Shell International Finance BV	4.000%	5/10/46	425	443
					1,997
South Korea (0.1%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	206

Spain (2.0%)
8	Banco de Sabadell SA	1.625%	3/7/24	1,200	1,368
8	CaixaBank SA	1.750%	10/24/23	1,700	1,942
8	Iberdrola International BV	2.875%	11/11/20	1,800	2,097
8	Telefonica Emisiones SAU	1.715%	1/12/28	700	819
8	Telefonica Emisiones SAU	1.460%	4/13/26	500	579
	Telefonica Emisiones SAU	4.665%	3/6/38	845	831
8	Telefonica Emisiones SAU	2.242%	5/27/22	800	949
					8,585
Sweden (0.6%)
8	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	675	781
8	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,475	1,661
					2,442
Switzerland (1.3%)
8	Credit Suisse AG	4.750%	8/5/19	2,450	2,760
1,8	Credit Suisse Group AG	1.250%	7/17/25	600	681
8	Holcim Finance Luxembourg SA	2.250%	5/26/28	675	804
9	LafargeHolcim Sterling Finance
	Netherlands BV	3.000%	5/12/32	410	506
5	Roche Holdings Inc.	2.625%	5/15/26	850	840
5	UBS AG	4.500%	6/26/48	235	267
					5,858
United Kingdom (4.3%)
	AstraZeneca plc	4.000%	1/17/29	720	759
1	Barclays plc	3.932%	5/7/25	785	781
	BAT Capital Corp.	3.222%	8/15/24	675	666
	BAT Capital Corp.	3.557%	8/15/27	825	790
6	BP Capital Markets plc	3.470%	5/15/25	1,325	1,028
8	British Telecommunications plc	2.125%	9/26/28	370	436
9	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,614
8	FCE Bank plc	0.869%	9/13/21	500	557
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	875	996
1,9	HSBC Holdings plc	2.256%	11/13/26	1,850	2,293
	HSBC Holdings plc	3.520%	5/18/24	255	254
8	Imperial Brands Finance plc	1.375%	1/27/25	335	379
5	Imperial Brands Finance plc	4.250%	7/21/25	1,000	1,033
8	Imperial Brands Finance plc	2.250%	2/26/21	2,525	2,910

1,8	Nationwide Building Society	2.000%	7/25/29	950	1,033
5	Sky plc	3.125%	11/26/22	825	838
	Trinity Acquisition plc	4.400%	3/15/26	888	929
8	Vodafone Group plc	2.200%	8/25/26	1,350	1,644
					18,940
United States (22.4%)
	Alabama Power Co.	4.300%	7/15/48	275	299
	Allergan Funding SCS	3.800%	3/15/25	550	553
8	Altria Group Inc.	2.200%	6/15/27	1,700	1,941
	Amazon.com Inc.	4.250%	8/22/57	275	301
	Amazon.com Inc.	4.800%	12/5/34	150	177
8	American International Group Inc.	1.500%	6/8/23	875	1,013
	American Tower Corp.	4.400%	2/15/26	325	344
	American Tower Corp.	5.000%	2/15/24	200	217
	Amgen Inc.	4.663%	6/15/51	375	387
	Anadarko Finance Co.	7.500%	5/1/31	135	175
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	1,325	1,342
	Anheuser-Busch Cos. LLC / Anheuser-
	Busch InBev Worldwide Inc.	4.900%	2/1/46	700	722
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	655	649
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	90	90
	Anthem Inc.	3.500%	8/15/24	325	332
	Anthem Inc.	4.101%	3/1/28	665	689
	Anthem Inc.	4.375%	12/1/47	290	290
	Apple Inc.	2.750%	1/13/25	645	647
	AT&T Inc.	4.900%	8/15/37	1,325	1,372
	AT&T Inc.	4.125%	2/17/26	700	728
8	AT&T Inc.	1.875%	12/4/20	2,425	2,776
1	Bank of America Corp.	4.271%	7/23/29	685	725
	Bank of America Corp.	3.300%	1/11/23	700	713
1	Bank of America Corp.	3.593%	7/21/28	1,550	1,572
	Bank of New York Mellon Corp.	3.633%	10/30/23	505	516
5	Bayer US Finance LLC	3.375%	10/8/24	765	760
	BB&T Corp.	3.700%	6/5/25	805	844
	Boston Scientific Corp.	4.000%	3/1/29	55	57
	Boston Scientific Corp.	4.550%	3/1/39	550	591
	Brandywine Operating Partnership LP	3.950%	11/15/27	800	804
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	850	841
5	Brooklyn Union Gas Co.	4.273%	3/15/48	760	811
	Capital One Financial Corp.	4.200%	10/29/25	1,000	1,035
	Cardinal Health Inc.	4.500%	11/15/44	350	316
5	Cargill Inc.	4.760%	11/23/45	275	319
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	750	841
5	Cigna Corp.	4.375%	10/15/28	435	455
1	Citigroup Inc.	3.520%	10/27/28	1,530	1,527
	Comcast Corp.	4.049%	11/1/52	10	10
	Comcast Corp.	4.000%	3/1/48	20	20
	Comcast Corp.	4.600%	10/15/38	265	290
	Comcast Corp.	3.950%	10/15/25	255	270
	Comcast Corp.	6.500%	11/15/35	775	1,019
	Comcast Corp.	3.999%	11/1/49	60	60
	CommonSpirit Health	4.200%	8/1/23	895	933
	Conagra Brands Inc.	4.600%	11/1/25	200	213

Conagra Brands Inc.	5.300%	11/1/38	145	152
5 Cox Communications Inc.	4.600%	8/15/47	650	648
Crown Castle International Corp.	3.800%	2/15/28	1,035	1,041
CSX Corp.	4.300%	3/1/48	405	422
CVS Health Corp.	2.875%	6/1/26	1,325	1,266
CVS Health Corp.	4.100%	3/25/25	1,370	1,418
Dignity Health	4.500%	11/1/42	202	207
Dignity Health	3.812%	11/1/24	659	689
Discover Bank	4.200%	8/8/23	700	737
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	676
Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	317
Duke Energy Progress LLC	4.100%	3/15/43	725	767
Duke Energy Progress LLC	4.200%	8/15/45	350	371
Energy Transfer Partners LP	4.900%	3/15/35	975	952
EQT Midstream Partners LP	4.750%	7/15/23	1,100	1,122
5 ERAC USA Finance LLC	4.500%	2/15/45	500	522
8 Fidelity National Information Services Inc.	2.000%	5/21/30	645	738
8 Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,594
FirstEnergy Corp.	3.900%	7/15/27	825	846
Ford Motor Credit Co. LLC	5.113%	5/3/29	200	196
Ford Motor Credit Co. LLC	3.096%	5/4/23	1,150	1,106
5 Fox Corp.	4.030%	1/25/24	145	152
General Motors Co.	4.200%	10/1/27	550	534
General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,543
Georgia Power Co.	4.300%	3/15/42	1,130	1,166
1 Goldman Sachs Group Inc.	4.223%	5/1/29	635	659
1 Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,420
1 Goldman Sachs Group Inc.	3.814%	4/23/29	235	237
HCP Inc.	4.000%	6/1/25	475	496
Hess Corp.	7.300%	8/15/31	515	619
International Paper Co.	4.350%	8/15/48	475	440
John Deere Capital Corp.	3.450%	3/13/25	830	862
8 JPMorgan Chase & Co.	3.875%	9/23/20	1,400	1,645
1 JPMorgan Chase & Co.	3.782%	2/1/28	700	721
1 JPMorgan Chase & Co.	3.964%	11/15/48	850	856
Kaiser Foundation Hospitals	4.875%	4/1/42	55	66
5 KeySpan Gas East Corp.	2.742%	8/15/26	500	484
Kraft Heinz Foods Co.	4.375%	6/1/46	795	700
Lockheed Martin Corp.	4.090%	9/15/52	118	124
Lowe's Cos. Inc.	4.550%	4/5/49	90	92
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	280	301
8 Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,463
8 Medtronic Global Holdings SCA	1.625%	3/7/31	760	890
Merck & Co. Inc.	4.000%	3/7/49	330	352
Merck & Co. Inc.	3.400%	3/7/29	500	518
Mercy Health	3.555%	8/1/27	535	544
5 Metropolitan Life Global Funding I	3.000%	9/19/27	700	701
Microsoft Corp.	3.700%	8/8/46	650	675
6 Molson Coors International LP	2.840%	7/15/23	1,825	1,350
Morgan Stanley	2.750%	5/19/22	700	700
Morgan Stanley	3.125%	7/27/26	2,100	2,094
1 Morgan Stanley	3.772%	1/24/29	495	505
MPLX LP	4.125%	3/1/27	805	814
MPLX LP	4.000%	3/15/28	200	200
Mylan NV	3.950%	6/15/26	1,765	1,657
National Retail Properties Inc.	3.900%	6/15/24	400	414
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	90	91

	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	140	143
	Noble Energy Inc.	3.850%	1/15/28	575	578
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	284
	Oglethorpe Power Corp.	5.250%	9/1/50	250	300
	Oglethorpe Power Corp.	4.250%	4/1/46	81	80
	Oglethorpe Power Corp.	4.550%	6/1/44	20	21
	Oracle Corp.	3.400%	7/8/24	425	437
	Oracle Corp.	4.000%	11/15/47	265	269
5	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.950%	3/10/25	415	426
5	Penske Truck Leasing Co. Lp / PTL
	Finance Corp.	4.250%	1/17/23	1,125	1,173
	Philip Morris International Inc.	2.500%	11/2/22	700	699
8	Philip Morris International Inc.	2.875%	3/3/26	500	634
	PNC Bank NA	3.250%	1/22/28	990	1,014
1	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	245	257
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,729
5	SBA Tower Trust	2.877%	7/9/21	885	882
5	SBA Tower Trust	3.448%	3/15/23	755	767
	Sierra Pacific Power Co.	2.600%	5/1/26	180	176
	South Carolina Electric & Gas Co.	4.250%	8/15/28	690	755
	South Carolina Electric & Gas Co.	6.625%	2/1/32	156	202
	South Carolina Electric & Gas Co.	5.300%	5/15/33	129	151
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	303
	Southern California Edison Co.	3.900%	3/15/43	8	7
	Southern California Edison Co.	4.000%	4/1/47	5	5
	Southern California Edison Co.	3.700%	8/1/25	30	31
	Southern California Edison Co.	4.125%	3/1/48	552	540
1,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,123
	SSM Health Care Corp.	3.823%	6/1/27	380	400
	Stanford Health Care	3.795%	11/15/48	55	58
	Starbucks Corp.	4.500%	11/15/48	335	349
	SunTrust Bank	3.300%	5/15/26	550	553
	Synchrony Bank	3.000%	6/15/22	550	551
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	635	739
	Union Pacific Corp.	3.700%	3/1/29	190	198
	Union Pacific Corp.	4.300%	3/1/49	120	127
1	United Airlines 2018-1 Class B Pass
	Through Trust	4.600%	3/1/26	72	74
	United Technologies Corp.	4.450%	11/16/38	550	590
8	United Technologies Corp.	1.150%	5/18/24	395	455
	United Technologies Corp.	3.950%	8/16/25	310	327
	UnitedHealth Group Inc.	3.850%	6/15/28	415	439
	UnitedHealth Group Inc.	4.625%	7/15/35	90	99
	Verizon Communications Inc.	4.672%	3/15/55	144	154
	Verizon Communications Inc.	4.522%	9/15/48	1,250	1,321
5	Walt Disney Co.	6.200%	12/15/34	650	859
	Warner Media LLC	3.600%	7/15/25	950	957
8	Wells Fargo & Co.	2.250%	9/3/20	2,625	3,016
6	Wells Fargo & Co.	2.975%	5/19/26	600	445
	Wells Fargo & Co.	4.300%	7/22/27	325	341
	Wells Fargo & Co.	4.750%	12/7/46	700	757

	Welltower Inc.	4.000%	6/1/25	325	339
					98,592
Total Corporate Bonds (Cost $178,798)					178,314
Sovereign Bonds (7.1%)
Australia (0.3%)
10	Commonwealth of Australia	2.250%	11/21/22	1,185	854
10	Commonwealth of Australia	2.750%	11/21/27	160	123
10	Commonwealth of Australia	2.250%	5/21/28	420	312
					1,289
Canada (1.0%)
6	Canada	2.750%	12/1/48	65	59
5,6	Canada Housing Trust No 1	2.350%	9/15/23	1,110	843
6	City of Toronto	3.200%	8/1/48	1,000	788
6	Province of Ontario	2.900%	6/2/28	1,815	1,419
11	Province of Ontario	0.250%	6/28/29	1,075	1,108
					4,217
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	814

China (0.5%)
5	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	1,225	1,230
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,108
					2,338
Japan (2.0%)
12	Japan	0.100%	6/20/28	71,100	670
12	Japan	0.100%	12/20/28	849,850	8,002
					8,672
Mexico (0.3%)
	Petroleos Mexicanos	4.875%	1/18/24	1,150	1,150

Panama (0.1%)
1,5	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	426

Qatar (0.4%)
5	State of Qatar	3.875%	4/23/23	785	816
5	State of Qatar	4.000%	3/14/29	595	626
5	State of Qatar	5.103%	4/23/48	285	327
					1,769
Saudi Arabia (0.7%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,280	2,275
5	Saudi Arabian Oil Co.	3.500%	4/16/29	785	774
					3,049
Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	530	566

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,454

United Kingdom (1.2%)
9	United Kingdom	1.500%	1/22/21	955	1,224
9	United Kingdom	0.500%	7/22/22	775	977
9	United Kingdom	1.250%	7/22/27	445	583

9 United Kingdom	3.500%	1/22/45	1,500	2,700
				5,484
Total Sovereign Bonds (Cost $31,047)				31,228
Taxable Municipal Bonds (1.6%)
California GO	7.550%	4/1/39	420	658
California GO	7.625%	3/1/40	25	39
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	425	572
Chicago IL Transit Authority	6.300%	12/1/21	65	68
Connecticut GO	5.770%	3/15/25	250	290
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	665	797
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	100	129
Illinois GO	5.100%	6/1/33	865	892
13 Kansas Development Finance Authority	5.371%	5/1/26	860	945
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	155	215
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	75	117
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	555	628
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	1,425	1,410
University of California Regents Medical
Center Revenue	6.548%	5/15/48	225	323
Total Taxable Municipal Bonds (Cost $6,832)				7,083
			Shares
Common Stocks (36.3%)
Australia (0.4%)
Sydney Airport			333,764	1,714

Belgium (0.6%)
Anheuser-Busch InBev SA			35,268	2,868

Canada (1.4%)
TC Energy Corp.			56,031	2,731
BCE Inc.			38,100	1,716
Nutrien Ltd.			34,200	1,667
				6,114
China (2.1%)
China Construction Bank Corp.			3,045,000	2,411
China Mobile Ltd.			267,000	2,332
Jiangsu Expressway Co. Ltd.			1,662,000	2,317
China Longyuan Power Group Corp. Ltd.			3,210,000	2,023
				9,083
Finland (0.8%)
Nokia Oyj			391,555	1,962
Nordea Bank Abp			194,137	1,375
				3,337
France (2.0%)
TOTAL SA			71,989	3,732
Nexity SA			47,850	2,110
5 Elior Group SA			145,211	1,704

SES SA Class A	77,127	1,167
		8,713
Germany (1.5%)
Volkswagen AG Preference Shares	15,002	2,332
Siemens AG	20,386	2,307
E.ON SE	204,224	2,135
		6,774
Hong Kong (0.4%)
Sands China Ltd.	348,400	1,579

Italy (0.9%)
Assicurazioni Generali SPA	113,173	1,982
^ Banca Generali SPA	72,932	1,831
		3,813
Japan (1.0%)
Tokio Marine Holdings Inc.	55,200	2,736
Resona Holdings Inc.	449,100	1,892
		4,628
Netherlands (2.0%)
Unilever NV	61,990	3,731
Koninklijke Philips NV	65,451	2,594
ING Groep NV	215,848	2,332
		8,657
Norway (0.8%)
Telenor ASA	94,297	1,941
Subsea 7 SA	157,634	1,746
		3,687
Portugal (0.9%)
EDP - Energias de Portugal SA	548,043	1,997
Galp Energia SGPS SA	124,526	1,871
		3,868
Sweden (0.3%)
Millicom International Cellular SA	23,581	1,322

Switzerland (3.1%)
Roche Holding AG	19,917	5,231
Novartis AG	44,154	3,795
Zurich Insurance Group AG	9,744	3,157
ABB Ltd.	88,829	1,623
		13,806
Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	260,000	1,921

United Kingdom (3.1%)
AstraZeneca plc	52,384	3,860
British American Tobacco plc	93,083	3,234
Royal Dutch Shell plc Class B	89,754	2,795
Antofagasta plc	197,762	1,958
BAE Systems plc	323,251	1,848
		13,695
United States (14.6%)
Exxon Mobil Corp.	65,200	4,614
JPMorgan Chase & Co.	42,069	4,458
Intel Corp.	77,451	3,411

Citigroup Inc.		54,043	3,359
Pfizer Inc.		80,800	3,355
Dominion Energy Inc.		44,600	3,353
Philip Morris International Inc.		41,556	3,205
Cisco Systems Inc.		59,023	3,071
Dow Inc.		55,526	2,596
PNC Financial Services Group Inc.		19,642	2,500
MetLife Inc.		52,027	2,404
QUALCOMM Inc.		35,603	2,379
Edison International		38,026	2,258
KLA-Tencor Corp.		20,900	2,154
BlackRock Inc.		5,100	2,119
Brixmor Property Group Inc.		121,902	2,091
Kinder Morgan Inc.		103,476	2,064
Tapestry Inc.		66,000	1,885
Eaton Corp. plc		24,693	1,839
Caterpillar Inc.		15,090	1,808
Maxim Integrated Products Inc.		33,632	1,769
Verizon Communications Inc.		30,644	1,666
Park Hotels & Resorts Inc.		56,315	1,556
Newell Brands Inc.		103,975	1,395
Kraft Heinz Co.		50,100	1,385
Western Digital Corp.		35,500	1,321
			64,015
Total Common Stocks (Cost $174,199)			159,594
	Coupon
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
14,15 Vanguard Market Liquidity Fund
(Cost $14,796)	2.527%	147,942	14,797
Total Investments (100.2%) (Cost $454,624)			440,324
Other Assets and Liabilities-Net (-0.2%)15			(715)
Net Assets (100%)			439,609

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,737,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.
4 Securities with a value of $563,000 have been segregated as initial margin for open futures contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $54,364,000, representing 12.4% of net assets.
6 Face amount denominated in Canadian dollars.
7 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Face amount denominated in euro.
9 Face amount denominated in British pounds.
10 Face amount denominated in Australian dollars.
11 Face amount denominated in Swiss francs.
12 Face amount denominated in Japanese yen.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Includes $1,863,000 of collateral received for securities on loan.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl	June 2019	40	5,984	23
5-Year U.S. Treasury Note	September	31	3,638	21
	2019
Euro-Buxl	June 2019	19	4,191	316
Euro-Bund	June 2019	12	2,257	33
Long Gilt	September	2	328	1
	2019
Ultra 10-Year U.S. Treasury Note	September	1	137	—
	2019
				394

Short Futures Contracts
10-Year U.S. Treasury Note	September	(41)	(5,197)	(63)
	2019
Euro-Schatz	June 2019	(37)	(4,633)	(5)
10-Year Canadian Government Bond	September	(20)	(2,114)	(19)
	2019
Ultra Long U.S. Treasury Bond	September	(8)	(1,406)	(34)
	2019
				(121)
				273

Forward Currency Contracts

	Contract	Unrealized	Unrealized
Contract	Amount	Appreciation	(Depreciation)
Settlement	(000)

Global Wellesley Income Fund

Counteparty	Date		Receive		Deliver	($000)	($000)

Goldman
Sachs
International	6/28/19	EUR	1,014	USD	1,140	—	(4)

Goldman
Sachs
International	6/28/19	EUR	800	USD	893	3	—
J.P.
Morgan
Securitie
s LLC	6/28/19	USD	69,010	EUR	61,555	73	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	11,852	GBP	9,345	20	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	10,184	CAD	13,713	31	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	8,418	JPY	919,155	—	(84)

Goldman
Sachs
International	6/19/19	USD	3,849	EUR	3,380	67	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	2,651	AUD	3,821	—	(2)

Goldman
Sachs
International	6/19/19	USD	2,515	GBP	1,895	117	—
J.P.
Morgan
Securities
LLC	6/28/19	USD	1,050	CHF	1,052	—	(3)

						311	(93)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At May 31, 2019, a counterparty had deposited in a segregated account securities with a value of $792,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the

Global Wellesley Income Fund

valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin

Global Wellesley Income Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its

Global Wellesley Income Fund

counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	28,267	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,041	—
Corporate Bonds	—	178,314	—
Sovereign Bonds	—	31,228	—
Taxable Municipal Bonds	—	7,083	—
Common Stocks	70,129	89,465	—
Temporary Cash Investments	14,797	—	—
Futures Contracts—Assets[1]	59	—	—
Futures Contracts—Liabilities[1]	(84)	—	—
Forward Currency Contracts—Assets	—	311	—
Forward Currency Contracts—Liabilities	—	(93)	—
Total	84,901	355,616	—
1 Represents variation margin on the last day of the reporting period.